Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements
Vessel Owning Subsidiaries
Company Name	Country of incorporation	Vessel Name	Delivery Date	Year Built	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	2007	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	OB River	July 2007	2007	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River (1)	January 2008	2008	149,700
Fareastern Shipping Limited (“Fareastern”)	Malta	Arctic Aurora	June 2014	2013	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	September 2014	2013	155,000

  Renamed from Clean Force in June 2015.

Non-Vessel Owning Subsidiaries
Company Name	Country of incorporation	Purpose of incorporation
Quinta Group Corp. (“Quinta”)	Nevis	Holding company that owns all of the outstanding capital stock of Pegasus.
Pelta Holdings S.A. (“Pelta”)	Nevis	Holding company that owns all of the outstanding capital stock of Lance.
Dynagas Equity Holdings Ltd. (“Dynagas Equity”)	Liberia	Holding company that owns all of the outstanding capital stock of Quinta, Pelta, Seacrown, Fareastern and Navajo.
Dynagas Operating GP LLC. (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company, in which the Partnership holds 100% membership interests and that has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP. ("Dynagas Operating")	Marshall Islands	Limited partnership in which the Partnership holds 100% percentage interests.
Dynagas Finance Inc. (“Dynagas Finance”)	Marshall Islands	Wholly owned subsidiary of the Partnership whose activities are limited to co-issuing the Notes discussed under Note 5 and engaging in other activities incidental thereto.